Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Voyage expenses	$ (226,111)	$ (200,058)	$ (222,962)
General and administrative expenses	(39,500)	(31,881)	(34,819)
Management fees	(19,489)	(18,405)	(17,500)
Charter - in hire expenses	(14,565)	(32,055)	(126,813)
Eagle Bulk [Member]
Related Party Transaction [Line Items]
Voyage revenues	1,461	0	0
Charter - in hire expenses	0	0	(1,908)
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(3,870)	(3,780)	(3,850)
Augustea Technoservices Ltd. [Member]
Related Party Transaction [Line Items]
Voyage expenses	0	(95)	0
Management fees	(6,472)	(6,588)	(6,564)
Hartree Marine Fuels LLC [Member]
Related Party Transaction [Line Items]
Voyage expenses	(9,566)	0	0
Executive Officer [Member]
Related Party Transaction [Line Items]
Consultancy fees	(535)	(598)	(655)
Directors [Member]
Related Party Transaction [Line Items]
Directors compensation	(183)	(179)	(179)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(41)	(40)	(39)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and administrative expenses	(252)	(268)	(324)
Songa Shipmanagement Ltd. [Member]
Related Party Transaction [Line Items]
Management fees	0	0	(32)
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	(79)	0	0
AOM [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	(4,069)	(5,442)	(2,589)
Sydelle [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	0	(540)	(5,505)
Coromel Maritime Limited [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	$ 0	$ (249)	$ (5,723)